Other Intangible Assets, Net - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,327,283	$ 585,416
Accumulated Amortization	(420,607)	(257,096)
Intangible Assets, Net (Excluding Goodwill), Total	906,676	328,320
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	588,000	318,600
Accumulated Amortization	(63,000)	(99,909)
Intangible Assets, Net (Excluding Goodwill), Total	525,000	218,691
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Gross	439,600	166,579
Accumulated Amortization	(148,815)	(104,736)
Intangible Assets, Net (Excluding Goodwill), Total	290,785	61,843
Merchant relationships
Finite-Lived Intangible Assets [Line Items]
Gross	166,340
Accumulated Amortization	(122,465)
Intangible Assets, Net (Excluding Goodwill), Total	43,875
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross	62,397	46,422
Accumulated Amortization	(45,197)	(24,422)
Intangible Assets, Net (Excluding Goodwill), Total	17,200	22,000
Covenants-Not-to-Compete
Finite-Lived Intangible Assets [Line Items]
Gross	29,940	14,940
Accumulated Amortization	(13,869)	(7,834)
Intangible Assets, Net (Excluding Goodwill), Total	16,071	7,106
Database
Finite-Lived Intangible Assets [Line Items]
Gross	28,000	28,000
Accumulated Amortization	(19,600)	(14,000)
Intangible Assets, Net (Excluding Goodwill), Total	8,400	14,000
Trade association
Finite-Lived Intangible Assets [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(6,750)	(5,750)
Intangible Assets, Net (Excluding Goodwill), Total	3,250	4,250
Favorable lease
Finite-Lived Intangible Assets [Line Items]
Gross	3,006	875
Accumulated Amortization	(911)	(445)
Intangible Assets, Net (Excluding Goodwill), Total	$ 2,095	$ 430